UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2000


Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.):  [_]    is a restatement.
                                        [X]      adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED ON 11/13/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners, LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck, II         Greenwich, Connecticut           February 26, 2000
-----------------------       ----------------------           -----------------
       [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                         0
                                                   ---------

Form 13F Information Table Entry Total:                   45
                                                   ---------

Form 13F Information Table Value Total:              381,263
                                                   ---------
                                                   (thousands)



INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.



List of Other Included Managers:

None

--------------------------------------------------------------------------------
          Form 13F INFORMATION TABLE - MILTON ARBITRAGE PARTNERS LLC -
                      POSITIONS FOR QUARTER ENDED 9/30/00
--------------------------------------------------------------------------------

                                                               VALUE    SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP    x($1,000)  PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------   --------- ---------  ------- --- ----  -------- --------  ------  ------   ----
ACUSON CORP                       COMMON STOCK       5113105    2,582  113,500   SH        SOLE              113,500

ASSOCIATES FIRST CAP CORP         CL A              46008108   10,374  273,000   SH        SOLE              273,000

AXA FINL INC                      COMMON STOCK       2451102   20,884  410,000   SH        SOLE              410,000

BANKFIRST CORP                    COMMON STOCK      66442104    1,939  141,000   SH        SOLE              141,000

BRENTON BKS INC                   COMMON STOCK     107211104    1,367  113,300   SH        SOLE              113,300

COBALT NETWORKS INC               COMMON STOCK     19074R101    6,262  108,200   SH        SOLE              108,200

COLUMBIA ENERGY GROUP             COMMON STOCK     197648108   21,560  302,600   SH        SOLE              302,600

CRESCENDO PHARMACEUTICALS CORP    CL A             225637107      226   11,000   SH        SOLE               11,000

DAIN RAUSCHER CORP                COMMON STOCK     233856103    3,255   35,000   SH        SOLE               35,000

DONALDSON LUFKIN & JENRETTE NW    COMMON STOCK     257661108    5,635   63,000   SH        SOLE               63,000

DURA PHARMACEUTICALS INC          COMMON STOCK     26632S109    7,015  198,300   SH        SOLE              198,300

E TOWN                            COMMON STOCK     269242103   13,402  200,400   SH        SOLE              200,400

EASTERN ENTERPRISES               COMMON STOCK     27637F100   42,474  665,600   SH        SOLE              665,600

FCNB CORP                         COMMON STOCK     302920103    5,893  278,146   SH        SOLE              278,146

FLORIDA PROGRESS CORP             COMMON STOCK     341109106    6,882  130,000   SH        SOLE              130,000

FORT JAMES CORP                   COMMON STOCK     347471104    3,554  116,300   SH        SOLE              116,300

GELTEX PHARMACEUTICALS INC        COMMON STOCK     368538104   13,295  284,000   SH        SOLE              284,000

GETTHERE INC                      COMMON STOCK     374266104      964   54,500   SH        SOLE               54,500

HAVEN BANCORP INC                 COMMON STOCK     419352109    8,137  277,000   SH        SOLE              277,000

HNC SOFTWARE INC                  COMMON STOCK     40425P107      992   12,000   SH        SOLE               12,000

HSB GROUP INC                     COMMON STOCK     40428N109   28,453  709,100   SH        SOLE              709,100

INTL PAPER CO                     COMMON STOCK     460146103    2,609   90,934   SH        SOLE               90,934

JEFFERSON SVGS BANCORP INC        COMMON STOCK     474900107      467   34,300   SH        SOLE               34,300

JLK DIRECT DISTRIBUTION INC       CL A             46621C105      505   58,500   SH        SOLE               58,500

KEYSTONE FINANCIAL INC            COMMON STOCK     493482103   13,450  558,100   SH        SOLE              558,100

LG&E ENERGY CORP                  COMMON STOCK     501917108   22,271  913,700   SH        SOLE              913,700

M&T BK CORP                       COMMON STOCK     55261F104    1,987    3,896   SH        SOLE                3,896

MERCHANTS N Y BANCORP INC         COMMON STOCK     589167105    3,380  164,400   SH        SOLE              164,400

MORGAN J P & CO INC               COMMON STOCK     616880100   19,687  120,500   SH        SOLE              120,500

NABISCO GROUP HLDG CORP           CL A             629526104   19,721  365,200   SH        SOLE              365,200

NEWGEN RESULTS CORP               COMMON STOCK     651359101    1,707  113,800   SH        SOLE              113,800

NISOURCE INC                      COMMON STOCK     65473P105    4,000  164,100   SH        SOLE              164,100

OCULAR SCIENCES INC               COMMON STOCK     675744106    1,973  164,400   SH        SOLE              164,400

OTTAWA FINL CORP                  COMMON STOCK     689389104    5,113  179,000   SH        SOLE              179,000

PAINE WEBBER GROUP INC            COMMON STOCK     695629105   27,519  402,100   SH        SOLE              402,100

PHOENIX INVT PARTNERS LTD         COMMON STOCK     719085102    9,559  619,200   SH        SOLE              619,200

PREMIER NATL BANCORP INC          COMMON STOCK     74053F107    4,224  208,600   SH        SOLE              208,600

PRINTRAK INTL INC                 COMMON STOCK     742574106    1,200  100,000   SH        SOLE              100,000

RIO ALGOM LTD                     COMMON STOCK     766889109    1,900  100,000   SH        SOLE              100,000

SCRIPPS FINANCIAL CORP            COMMON STOCK     811040104    6,240  268,400   SH        SOLE              268,400

SHAW INDS INC                     COMMON STOCK     820286102   10,937  591,200   SH        SOLE              591,200

TELEGLOBE INC                     COMMON STOCK     87941V100   11,319  539,000   SH        SOLE              539,000

TRITEL INC                        CL A             89675X104    1,876  131,100   SH        SOLE              131,100

URBAN SHOPPING CTRS INC           COMMON STOCK     917060105    4,133   87,000   SH        SOLE               87,000

VALLEY NATL BANCORP               COMMON STOCK     919794107      341   12,500   SH        SOLE               12,500
